1-PH/2609983.2


1701 Market Street                                        Morgan, Lewis
Philadelphia, PA 19103                                    & Bockius LLP
Tel.: 215.963.5000                                        Counselors at Law
Fax: 215.963.5001



June 5, 2013


VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


Re:     The Advisors' Inner Circle Fund II (File Nos.033-50718 and 811-07102)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the forms of Prospectuses and Statement of Additional Information dated May 31, 2013 for the Trust's Hancock Horizon Family of Funds that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust's Post-Effective Amendment No. 150, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001135428-13-000305) on May 31, 2013.

Please do not hesitate to contact the undersigned at 215.963.5620 should you have any questions.

Very  truly  yours,


/s/ Leon Salkin
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Leon Salkin